Capital and Other Components of Equity (Tables)	12 Months Ended
Mar. 31, 2018
Default Root [Abstract]
Summary of Warrants
(e)	Warrants:

The warrants of the Corporation are composed of the following as at March 31, 2018 and 2017:

		March 31,		March 31,
		2018		2017
	Number		Number
	outstanding		outstanding
	and exercisable	Amount	and exercisable	Amount

Warrants IQ financing (i)	750,000	$648,820	750,000	$648,820

(i)	Exercise price of $3.37 per share and expiring on December 12, 2019.